Dividends Paid And Proposed	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Disclosure of dividends paid and proposed
13	Dividends paid and proposed
No dividends were proposed or declared for the current and prior period under review.
20	Dividends paid and proposed

	2021 € ‘000s	2020 € ‘000s

Cash dividends on ordinary shares declared and paid:
Final dividend (2020: € 0.18 per share)	—	10,000

	—	10,000